Label	Element	Value
Pacer Cash Cows Fund of Funds ETF | Pacer US Cash Cows 100 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.30%
Pacer Cash Cows Fund of Funds ETF | Pacer US Cash Cows Growth ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.30%
Pacer Cash Cows Fund of Funds ETF | Pacer Global Cash Cows Dividend ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.90%
Pacer Cash Cows Fund of Funds ETF | Pacer US Small Cap Cash Cows 100 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.80%
Pacer Cash Cows Fund of Funds ETF | Pacer Developed Markets International Cash Cows 100 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.60%
Pacer Cash Cows Fund of Funds ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%